UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  November 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
PMC Large Cap Growth Fund
November 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 91.02%
Aerospace & Defense - 2.36%
Boeing Co.		1,450	$134,183
Raytheon Co.		1,550	95,867
Total Aerospace & Defense			230,050

Automobiles - 0.37%
Harley-Davidson, Inc.		750	36,015
Beverages - 3.19%
Anheuser-Busch Companies, Inc.		950	50,084
The Coca-Cola Co.		850	52,785
PepsiCo, Inc.		2,700	208,386
Total Beverages			311,255

Biotechnology - 2.44%
Amgen, Inc. (a)		2,100	116,025
Celgene Corp. (a)		1,050	64,627
Genentech, Inc. (a)		750	57,188
Total Biotechnology			237,840

Building Products - 0.45%
Lennox International, Inc.		1,300	43,992
Capital Markets - 2.33%
Franklin Resources, Inc.		650	80,067
The Goldman Sachs Group, Inc.		650	147,316
Total Capital Markets			227,383

Chemicals - 2.95%
Celanese Corp Del		1,450	57,536
EI Du Pont de Nemours & Co.		1,650	76,148
Monsanto Co.		1,550	154,023
Total Chemicals			287,707

Commercial Services & Supplies - 2.05%
Equifax, Inc.		950	35,369
Manpower, Inc.		750	45,825
Republic Services, Inc.		1,300	43,121
Sotheby's Holdings		850	31,833
Watson Wyatt & Co Holdings		950	43,747
Total Commercial Services & Supplies			199,895

Communications Equipment - 4.58%
Cisco Systems, Inc. (a)		9,100	254,982
Harris Corp.		750	47,077
Juniper Networks, Inc. (a)		950	28,234
Nokia OYJ - ADR		950	37,364
QUALCOMM, Inc.		1,950	79,521
Total Communications Equipment			447,178

Computers & Peripherals - 6.73%
Apple Computer, Inc. (a)		1,250	227,775
EMC Corp. (a)		3,950	76,116
Hewlett-Packard Co.		3,300	168,828
International Business Machines Corp.		1,750	184,065
Total Computers & Peripherals			656,784

Construction & Engineering - 2.51%
Fluor Corp.		550	80,944
Foster Wheeler Ltd (a)		350	52,150
Jacobs Engineering Group, Inc. (a)		800	67,016
McDermott International, Inc. (a)		850	44,455
Total Construction & Engineering			244,565

Consumer Finance - 1.39%
American Express Co.		2,300	135,654
Containers & Packaging - 0.39%
Pactiv Corp. (a)		1,500	38,100
Diversified Financial Services - 1.98%
Intercontinentalexchange, Inc. (a)		200	33,392
J.P. Morgan Chase & Co.		950	43,339
Nasdaq Stock Market, Inc. (a)		1,300	56,368
Nyse Euronext		700	60,620
Total Diversified Financial Services			193,719

Electrical Equipment - 2.14%
Emerson Electric Co.		1,900	108,338
General Cable Corp. (a)		750	55,785
Woodward Governor Co.		650	44,551
Total Electrical Equipment			208,674

Electronic Equipment & Instruments - 1.04%
Avnet, Inc. (a)		600	20,700
Dolby Laboratories, Inc. (a)		950	47,728
Flextronics International Ltd. (a)		2,750	32,890
Total Electronic Equipment & Instruments			101,318

Energy Equipment & Services - 3.51%
ENSCO International, Inc.		1,050	56,543
National-Oilwell, Inc. (a)		750	51,112
Noble Corp.		1,300	67,769
Oceaneering International, Inc. (a)		350	22,333
Schlumberger Ltd.		900	84,105
Transocean Inc New (a)		262	35,920
Unit Corp. (a)		550	24,596
Total Energy Equipment & Services			342,378

Food & Staples Retailing - 1.14%
Costco Wholesale Corp.		1,650	111,210
Health Care Equipment & Supplies - 2.48%
Becton, Dickinson & Co.		1,050	86,867
Medtronic, Inc.		1,900	96,615
Zimmer Holdings, Inc. (a)		900	58,257
Total Health Care Equipment & Supplies			241,739

Health Care Providers & Services - 4.06%
Aetna, Inc.		950	53,086
AmerisourceBergen Corp.		1,100	49,907
Cigna Corp.		950	50,929
DaVita, Inc. (a)		550	34,078
Humana, Inc. (a)		550	42,367
Laboratory Corp Of America Holdings (a)		500	36,335
UnitedHealth Group, Inc.		2,350	129,250
Total Health Care Providers & Services			395,952

Hotels Restaurants & Leisure - 2.28%
Chipotle Mexican Grill, Inc. (a)		300	39,945
McDonald's Corp.		2,250	131,557
Wynn Resorts Ltd		400	50,776
Total Hotels Restaurants & Leisure			222,278

Household Products - 1.22%
Kimberly-Clark Corp.		750	52,358
Procter & Gamble Co.		900	66,600
Total Household Products			118,958

Insurance - 0.39%
The Allstate Corp.		750	38,340
Internet & Catalog Retail - 1.20%
Amazon.Com, Inc. (a)		850	76,976
Priceline.com, Inc. (a)		350	39,830
Total Internet & Catalog Retail			116,806

Internet Software & Services - 3.09%
Akamai Technologies, Inc. (a)		1,550	58,993
Google, Inc. (a)		350	242,550
Total Internet Software & Services			301,543

IT Services - 1.83%
Accenture Ltd.		2,300	79,488
Cognizant Technology Solutions Corp. (a)		1,900	59,090
Mastercard, Inc.		200	40,130
Total IT Services			178,708

Machinery - 1.44%
Cummins, Inc.		400	46,760
Danaher Corp.		400	34,728
Parker Hannifin Corp.		750	59,572
Total Machinery			141,060

Marine - 0.32%
Kirby Corp. (a)		650	31,246
Media - 1.85%
News Corp.		3,000	63,210
The Walt Disney Co.		3,550	117,682
Total Media			180,892

Medical Devices - 0.34%
Intuitive Surgical, Inc. (a)		100	32,768
Metals & Mining - 1.10%
Freeport-McMoRan Copper & Gold, Inc.		550	54,411
Nucor Corp.		900	53,289
Total Metals & Mining			107,700

Multiline Retail - 0.83%
Target Corp.		1,350	81,081
Multi-Utilities & Unregulated Power - 0.42%
Sempra Energy		650	40,703
Oil & Gas - 2.72%
Exxon Mobil Corp.		1,650	147,114
Marathon Oil Corp.		550	30,745
Tesoro Petroleum Corp.		600	29,508
Valero Energy Corp.		900	58,563
Total Oil & Gas			265,930

Oil, Gas & Consumable Fuels - 0.86%
ConocoPhillips		1,050	84,042
Personal Credit Institutions - 0.32%
The First Marblehead Corp.		1,050	31,511
Personal Products - 0.58%
Herbalife Ltd (a)		1,350	56,525
Pharmaceuticals - 5.06%
Forest Laboratories, Inc. (a)		1,550	59,752
Johnson & Johnson		1,900	128,706
Merck & Co., Inc.		1,350	80,136
Schering Plough Corporation		3,200	100,160
Wyeth		2,550	125,205
Total Pharmaceuticals			493,959

Real Estate Investment Trusts - 0.50%
Prologis		750	49,065
Semiconductor & Semiconductor Equipment - 4.33%
Applied Materials, Inc.		5,000	94,150
Intel Corp.		3,650	95,192
Linear Technology Corp.		1,100	33,506
National Semiconductor Corp.		1,250	28,575
Nvidia Corp. (a)		1,050	33,117
Standard Microsystems Corp. (a)		600	21,162
Texas Instruments, Inc.		3,700	116,809
Total Semiconductor & Semiconductor Equipment			422,511

Software - 6.11%
Adobe Systems, Inc. (a)		900	37,926
Autodesk, Inc. (a)		1,250	58,862
McAfee, Inc. (a)		850	33,108
Microsoft Corp.		10,300	346,080
Oracle Corp. (a)		5,950	120,071
Total Software			596,047

Specialty Retail - 1.47%
Best Buy Co, Inc.		1,300	66,365
Dick's Sporting Goods, Inc. (a)		1,350	42,201
Tiffany & Co.		750	34,823
Total Specialty Retail			143,389

Textiles, Apparel & Luxury Goods - 2.00%
Coach, Inc. (a)		1,550	57,567
Nike, Inc.		1,650	108,322
Phillips-Van Heusen		700	29,694
Total Textiles, Apparel & Luxury Goods			195,583

Tobacco - 1.67%
Altria Group, Inc.		2,100	162,876
Wireless Telecommunication Services - 1.00%
NII Holdings, Inc. (a)		950	52,402
SBA Communications Corp. Class A (a)		1,200	44,928
Total Wireless Telecommunication Services			97,330

TOTAL COMMON STOCKS (Cost $8,871,658)			$8,882,259

		Principal
		Amount
SHORT TERM INVESTMENTS - 3.85%
Fidelity Government Portfolio - I
4.410% (b)		$375,275	375,275
TOTAL SHORT TERM INVESTMENTS (Cost $375,275)			$375,275

Total Investments (Cost $9,246,933) - 94.87%			9,257,534
Other Assets in Excess of Liabilities - 5.13%			500,661
TOTAL NET ASSETS - 100.00%			$9,758,195

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments		$9,246,933
	Gross unrealized appreciation	234,710
	Gross unrealized depreciation	(224,109)
	Net unrealized appreciation	$ 10,601

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

Schedule of Investments
PMC Large Cap Value Fund
November 30, 2007 (Unaudited)

		Shares	Value
COMMON STOCKS - 91.44%
Aerospace & Defense - 2.74%
Northrop Grumman Corp.		2,159	$170,108
United Technologies Corp.		1,295	96,827
Total Aerospace & Defense			266,935

Beverages - 2.56%
Coca-Cola Enterprises, Inc.		5,575	144,783
Molson Coors Brewing Co.		1,931	103,965
Total Beverages			248,748

Capital Markets - 5.63%
Ameriprise Financial Inc.		1,938	113,741
Bank Of New York Mellon Corp Com		3,813	182,872
Merrill Lynch & Co, Inc.		2,031	121,738
Morgan Stanley		2,453	129,322
Total Capital Markets			547,673

Chemicals - 2.62%
EI Du Pont de Nemours & Co.		2,573	118,744
Praxair, Inc.		1,596	136,266
Total Chemicals			255,010

Commercial Banks - 5.16%
Bank of America Corp.		4,795	221,193
PNC Financial Services Group		1,612	118,015
US Bancorp		4,937	163,365
Total Commercial Banks			502,573

Commercial Services & Supplies - 1.17%
Avery Dennison Corp.		2,192	114,225
Communications Equipment - 1.12%
Motorola, Inc.		6,796	108,532
Computers & Peripherals - 2.93%
Hewlett-Packard Co.		3,272	167,395
International Business Machines Corp.		1,121	117,907
Total Computers & Peripherals			285,302

Consumer Finance - 0.48%
Discover Finl Svcs		2,712	47,107
Containers & Packaging - 1.68%
Owens-Illinois, Inc. (a)		3,638	163,310
Diversified Financial Services - 4.13%
Citigroup, Inc.		5,026	167,366
J.P. Morgan Chase & Co.		5,144	234,669
Total Diversified Financial Services			402,035

Diversified Telecommunication Services - 3.96%
At&t, Inc.		10,087	385,424
Electric Utilities - 2.72%
Exelon Corp.		1,845	149,574
PG&E Corp.		2,477	114,611
Total Electric Utilities			264,185

Electrical Equipment - 1.32%
General Cable Corp. (a)		1,723	128,157
Energy Equipment & Services - 1.66%
Halliburton Co.		4,424	161,963
Food & Staples Retailing - 1.26%
Wal-Mart Stores, Inc.		2,558	122,528
Food Products - 2.54%
ConAgra Foods, Inc.		5,579	139,586
Kraft Foods, Inc.		3,112	107,520
Total Food Products			247,106

Gas Utilities - 1.31%
Equitable Resources, Inc.		2,405	127,128
Health Care Equipment & Supplies - 1.85%
Beckman Coulter, Inc.		632	44,701
Covidien Ltd (a)		3,377	135,452
Total Health Care Equipment & Supplies			180,153

Health Care Providers & Services - 1.25%
UnitedHealth Group, Inc.		2,205	121,275
Hotels Restaurants & Leisure - 2.01%
McDonald's Corp.		3,345	195,582
Household Durables - 1.25%
Sony Corp. - ADR		2,256	121,756
Independent Power Producers & Energy Traders - 1.29%
NRG Energy, Inc. (a)		2,967	125,771
Insurance - 7.15%
The Allstate Corp.		3,364	171,968
American International Group, Inc.		2,868	166,717
Berkshire Hathaway, Inc. (a)		41	192,290
Prudential Financial, Inc.		1,750	164,745
Total Insurance			695,720

IT Services - 1.02%
Broadridge Finl Solutions, Inc.		4,378	99,687
Management Consulting Services - 1.46%
Abb Ltd - ADR		4,847	142,405
Media - 5.96%
Comcast Corp. (a)		5,977	122,768
DIRECTV Group Inc. (a)		5,390	134,049
News Corp.		7,104	149,681
Time Warner, Inc.		10,040	173,291
Total Media			579,789

Metals & Mining - 0.83%
Freeport-McMoRan Copper & Gold, Inc.		820	81,123
Oil & Gas - 6.87%
Exxon Mobil Corp.		3,976	354,500
Total SA - ADR		2,344	189,677
XTO Energy, Inc.		2,012	124,382
Total Oil & Gas			668,559

Oil, Gas & Consumable Fuels - 3.20%
Hess Corp.		1,998	142,297
Spectra Energy Corp.		6,870	169,277
Total Oil, Gas & Consumable Fuels			311,574

Pharmaceuticals - 5.97%
Bristol-Myers Squibb Co.		4,743	140,535
Johnson & Johnson		2,484	168,266
Novartis AG - ADR		2,248	127,057
Pfizer, Inc.		6,093	144,770
Total Pharmaceuticals			580,628

Semiconductor & Semiconductor Equipment - 0.76%
Micron Technology, Inc. (a)		8,909	74,123
Software - 1.43%
Microsoft Corp.		4,150	139,440
Specialty Retail - 1.81%
The Gap Inc.		5,191	105,896
Office Depot, Inc. (a)		4,089	70,086
Total Specialty Retail			175,982

Textiles, Apparel & Luxury Goods - 0.92%
Liz Claiborne, Inc.		3,578	89,772
Tobacco - 1.42%
Altria Group, Inc.		1,785	138,445
TOTAL COMMON STOCKS (Cost $8,872,407)			$8,899,725

		Principal
		Amount
SHORT TERM INVESTMENTS - 6.17%
Fidelity Government Portfolio - I
4.410% (b)		$409,701	409,701
AIM STIT-Treasury Portfolio
3.600% (b)		191,233	191,233
TOTAL SHORT TERM INVESTMENTS (Cost $600,934)			$600,934

Total Investments (Cost $9,473,341) - 97.61%			9,500,659
Other Assets in Excess of Liabilities - 2.39%			232,699
TOTAL NET ASSETS - 100.00%			$9,733,358

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments		$9,473,341
	Gross unrealized appreciation	207,851
	Gross unrealized depreciation	(180,533)
	Net unrealized appreciation	$ 27,318

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

Schedule of Investments
PMC Small Cap Core Fund
November 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.16%
Aerospace & Defense - 1.61%
DRS Technologies, Inc.	940	$55,658
MTC Technologies, Inc. (a)	1,400	22,890
SI International, Inc. (a)	1,270	32,969
Total Aerospace & Defense		111,517

Air Freight & Logistics - 0.96%
HUB Group, Inc. (a)	1,570	40,945
Pacer International, Inc.	1,860	25,594
Total Air Freight & Logistics		66,539

Apparel Manufacturer
True Religion Apparel, Inc. (a)	2,100	36,582

Auto Components - 0.77%
Tenneco Automotive, Inc. (a)	1,800	53,262
Biotechnology - 4.29%
Alkermes, Inc. (a)	3,610	51,479
Applera Corp - Celera Genomics Group (a)	3,260	49,291
Geron Corp. (a)	3,960	25,621
Medarex, Inc. (a)	3,260	41,402
Progenics Pharmaceuticals, Inc. (a)	1,400	27,160
Regeneron Pharmaceuticals, Inc. (a)	1,580	34,412
United Therapeutics Corp. (a)	670	67,054
Total Biotechnology		296,419

Building Products - 0.45%
Aaon, Inc.	1,630	31,019
Capital Markets - 0.85%
Waddell & Reed Financial, Inc.	1,710	58,448
Chemicals - 3.54%
Ferro Corp.	2,470	52,339
Hercules, Inc.	2,490	48,331
PolyOne Corp. (a)	6,070	38,059
Rockwood Holdings, Inc. (a)	1,320	44,458
Terra Industries, Inc. (a)	1,630	61,581
Total Chemicals		244,768

Commercial Banks - 4.00%
Bancfirst Corp.	1,010	47,228
Center Financial Corp.	2,340	28,782
Citizens Banking Corp.	2,570	36,545
City Holding Co.	1,270	45,695
Provident Bankshares Corp.	1,550	36,347
The South Financial Group, Inc.	2,250	40,320
Trustmark Corp.	1,630	41,500
Total Commercial Banks		276,417

Commercial Services & Supplies - 4.04%
Administaff, Inc.	1,170	38,236
FTI Consulting, Inc. (a)	940	53,580
Healthcare Services Group	2,010	44,019
Heidrick & Struggles International, Inc.	820	29,741
Kforce, Inc. (a)	2,570	27,885
Mcgrath Rentcorp	1,630	43,342
United Stationers, Inc. (a)	840	42,554
Total Commercial Services & Supplies		279,357

Communications Equipment - 1.95%
Netgear, Inc. (a)	1,400	47,446
Tekelec (a)	3,280	40,344
Viasat, Inc. (a)	1,400	46,690
Total Communications Equipment		134,480

Computers & Peripherals - 0.76%
Synaptics, Inc. (a)	940	52,208
Construction & Engineering - 1.31%
Granite Construction, Inc.	1,260	51,685
URS Corp. (a)	670	38,518
Total Construction & Engineering		90,203

Consumer Finance - 0.31%
Advanta Corp. Class B	2,120	21,221
Diversified Financial Services - 0.65%
Assured Guaranty Ltd	2,000	45,140
Diversified Telecommunication Services - 0.59%
Alaska Communications Systems Group, Inc.	2,730	40,950
Electric Utilities - 1.56%
Black Hills Corp.	1,400	58,324
Otter Tail Corp.	1,480	49,595
Total Electric Utilities		107,919

Electrical Equipment - 0.47%
Acuity Brands, Inc.	830	32,777

Electronic Equipment & Instruments - 2.94%
Anixter International, Inc. (a)	620	39,990
Dionex Corp. (a)	550	46,459
Harris Stratex Ntwrks, Inc. (a)	2,470	42,533
Rofin-Sinar Technologies, Inc. (a)	810	73,742
Total Electronic Equipment & Instruments		202,724

Energy Equipment & Services - 2.15%
Bristow Group, Inc. (a)	940	51,700
Hercules Offshore, Inc. (a)	1,970	49,270
W-H Energy Services, Inc. (a)	940	47,470
Total Energy Equipment & Services		148,440

Fire, Marine, And Casualty Insurance - 0.53%
United Amer Indemnity Ltd (a)	1,860	36,828
Food & Staples Retailing - 1.50%
Casey's General Stores, Inc.	2,020	58,580
Longs Drug Stores Corp.	850	44,982
Total Food & Staples Retailing		103,562

Food Products - 0.57%
Seaboard Corp.	26	39,234
Health Care Equipment & Supplies - 3.31%
Align Technology, Inc. (a)	2,570	43,407
Bio-Rad Laboratories, Inc. (a)	590	59,537
Gen-Probe, Inc. (a)	460	30,769
Mentor Corp.	1,340	50,371
Vital Signs, Inc.	850	44,974
Total Health Care Equipment & Supplies		229,058

Health Care Providers & Services - 3.43%
AMN Healthcare Services, Inc. (a)	2,340	39,499
Healthways, Inc. (a)	940	54,868
Psychiatric Solutions, Inc. (a)	1,400	51,142
Res-Care, Inc. (a)	1,860	42,371
Sun Healthcare Group, Inc. (a)	2,960	49,106
Total Health Care Providers & Services		236,986

Healthcare Services - 0.48%
Nighthawk Radiology Hldgs, Inc. (a)	1,580	33,401
Hotels Restaurants & Leisure - 3.12%
AFC Enterprises (a)	2,340	25,529
Buffalo Wild Wings, Inc. (a)	1,400	40,474
CKE Restaurants, Inc.	3,030	44,298
Ihop Corp.	540	27,400
Papa John's International, Inc. (a)	1,860	43,803
Shuffle Master, Inc. (a)	2,570	34,361
Total Hotels Restaurants & Leisure		215,865

Household Durables - 1.50%
Tempur-Pedic International, Inc.	1,750	51,957
Universal Electronics, Inc. (a)	1,400	51,730
Total Household Durables		103,687

Information Retrieval Services - 0.24%
Nutri System, Inc. (a)	670	16,850
Insurance - 3.17%
Aspen Insurance Holdings Ltd	2,020	58,176
FBL Financial Group, Inc.	940	34,846
Max Re Capital Ltd Hamilton	1,740	49,259
Ram Holdings Ltd (a)	3,030	17,574
RLI Corp.	1,000	59,630
Total Insurance		219,485

Internet Software & Services - 3.26%
Chordiant Software, Inc. (a)	3,050	30,591
Dealertrack Hldgs, Inc. (a)	750	31,905
Digital River, Inc. (a)	850	32,870
j2 Global Communications, Inc. (a)	1,880	45,722
Savvis, Inc. (a)	1,430	45,817
United Online, Inc.	2,570	38,653
Total Internet Software & Services		225,558

IT Services - 1.00%
infoUSA, Inc.	4,210	36,332
Virtusa Corp. (a)	1,850	32,690
Total IT Services		69,022

Life Science Tools & Services - 0.63%
Techne Corp. (a)	670	43,650
Machinery - 2.41%
Barnes Group, Inc.	1,400	43,344
Crane Co.	940	42,244
Kadant, Inc. (a)	1,170	34,468
Lincoln Electric Holdings, Inc.	670	46,746
Total Machinery		166,802

Media - 2.60%
Arbitron, Inc.	940	37,459
Entercom Communications Corp.	1,400	22,806
Harris Interactive, Inc. (a)	8,380	35,112
National Cinemedia, Inc.	1,860	51,485
Scholastic Corp. (a)	940	33,126
Total Media		179,988

Metals & Mining - 1.59%
Century Aluminum Co. (a)	1,000	57,340
RTI International Metals, Inc. (a)	720	52,877
Total Metals & Mining		110,217

Oil & Gas - 2.70%
Penn Virginia Corp.	1,170	48,695
Petrohawk Energy Corp. (a)	2,980	48,574
Petroquest Energy, Inc. (a)	3,440	45,718
St Mary Land & Exploration Co.	1,110	43,623
Total Oil & Gas		186,610

Oil, Gas & Consumable Fuels - 0.54%
Sandridge Energy, Inc. (a)	1,170	37,147
Overhead Traveling Cranes, Hoists, And Monorail Systems - 0.63%
Columbus Mckinnon Corp N Y (a)	1,400	43,568
Paper & Forest Products - 0.49%
Wausau-Mosinee Paper Corp.	3,620	34,137
Personal Products - 0.64%
Alberto Culver Co New	1,740	44,474
Pharmaceuticals - 2.49%
Cardiome Pharma Corp. (a)	2,340	23,330
Eurand N V (a)	2,570	38,164
MGI Pharma, Inc. (a)	1,220	42,224
Noven Pharmaceuticals, Inc. (a)	2,020	31,977
Sciele Pharma, Inc. (a)	1,630	36,382
Total Pharmaceuticals		172,077

Prepackaged Software - 0.94%
Blackboard, Inc. (a)	1,000	39,000
Smith Micro Software, Inc. (a)	3,260	26,113
Total Prepackaged Software		65,113

Real Estate - 4.73%
First Industrial Realty Trust, Inc.	1,170	42,728
First Potomac Realty Trust	1,170	22,066
Home Properties, Inc.	940	42,479
Maguire Properties, Inc.	1,170	29,578
Nationwide Health Properties, Inc.	1,490	46,607
Pennsylvania Real Estate Investment Trust	1,170	40,400
Senior Housing Properties Trust	2,680	59,201
Sovran Self Storage, Inc.	1,010	44,147
Total Real Estate		327,206

Semiconductor & Semiconductor Equipment - 2.66%
Cymer, Inc. (a)	1,020	41,891
Kulicke & Soffa Industries, Inc. (a)	3,960	28,037
Omnivision Technologies, Inc. (a)	1,630	30,351
ON Semiconductor Corp. (a)	4,210	38,690
Tessera Technologies, Inc. (a)	1,170	45,185
Total Semiconductor & Semiconductor Equipment		184,154

Semiconductor Equipment & Products - 0.44%
MIPS Technologies, Inc. (a)	5,350	30,388
Software - 4.27%
Aspen Technology, Inc. (a)	2,100	35,616
Glu Mobile, Inc. (a)	1,860	10,155
Lawson Software Inc New (a)	4,210	40,921
Progress Software Corp. (a)	1,560	49,343
Quality Systems, Inc.	810	23,968
Secure Computing Corp. (a)	3,790	34,375
SPSS, Inc. (a)	1,270	45,898
Synchronoss Technologies, Inc. (a)	790	26,007
Wind River Systems, Inc. (a)	2,810	28,690
Total Software		294,973

Specialty Retail - 2.50%
Aeropostale, Inc. (a)	1,720	43,946
Dsw, Inc. (a)	1,570	35,309
JOS A Bank Clothiers, Inc. (a)	1,310	33,916
Stage Stores, Inc.	2,810	47,545
Ulta Salon Cosmetcs & Frag Inc Com (a)	460	11,841
Total Specialty Retail		172,557

Textiles, Apparel & Luxury Goods - 2.54%
Fossil, Inc. (a)	920	39,873
Phillips-Van Heusen	600	25,452
Quiksilver, Inc. (a)	3,540	37,524
Unifirst Corp.	940	35,128
Warnaco Group, Inc. (a)	1,020	37,638
Total Textiles, Apparel & Luxury Goods		175,615

Thrifts & Mortgage Finance - 2.54%
Bankunited Financial Corp.	2,810	22,424
City Bank/Lynnwood WA	1,580	32,864
Dime Community Bancshares	3,240	43,967
First Niagara Financial Group, Inc.	3,490	43,380
FirstFed Financial Corp. (a)	940	32,919
Total Thrifts & Mortgage Finance		175,554

Trading Companies & Distributors - 0.56%
Applied Industrial Technologies, Inc.	1,290	38,971
Transportation Equipment - 0.25%
Force Protection, Inc. (a)	1,610	17,404
Wireless Telecommunication Services - 0.17%
Virgin Mobile Usa, Inc. (a)	1,630	11,866

TOTAL COMMON STOCKS (Cost $6,471,160)		$6,372,819

	Principal
	Amount
SHORT TERM INVESTMENTS - 5.99%
Fidelity Government Portfolio - I
4.410% (b)	$306,483	306,483
AIM STIT-Treasury Portfolio
3.600% (b)	107,900	107,900
TOTAL SHORT TERM INVESTMENTS (Cost $414,383)		$414,383

Total Investments (Cost $6,885,543) - 98.15%		6,786,780
Other Assets in Excess of Liabilities - 1.85%		128,679
TOTAL NET ASSETS - 100.00%		$6,915,459

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments	$6,885,543
Gross unrealized appreciation	152,319
Gross unrealized depreciation	(251,082)
Net unrealized depreciation	$ (98,763)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

Schedule of Investments
PMC International Equity Fund
November 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.70%
Australia - 8.96%
Ansell	2,042	$20,878
Centro Props Gpltd	3,166	15,400
Commonwealth Bank of Australia	2,947	155,998
CSL Ltd.	5,451	168,328
General Property Trust	6,391	24,590
Qantas Airways	25,659	132,947
Rio Tinto Ltd.	2,065	266,244
Stockland	9,678	77,346
Suncorp-Metway Ltd.	6,049	100,240
Westpac Bkg Corp.	5,016	126,165
Total Australia		1,088,136

Belgium - 0.46%
Dexia	2,078	56,607
Denmark - 0.89%
Danske Bank A/S	2,700	107,936
Finland - 1.71%
Nokia OYJ	4,402	173,533
Rautaruukki Oyj	719	33,764
Total Finland		207,297

France - 9.64%
Accor SA	441	37,254
AXA	2,896	118,018
BNP Paribas SA	613	69,096
Bouygues SA	1,961	175,537
Business Objects (a)	599	36,494
Cap Gemini SA	1,034	60,099
Casino Guichard Perrachon SA	521	57,217
Eutelsat Communications (a)	889	23,671
PPR SA	590	99,208
Societe Generale	394	60,690
Total Sa (a)	3,518	284,497
Ubisoft Entertain (a)	1,232	107,122
Vivendi Universal SA	922	42,280
Total France		1,171,183

Germany - 11.09%
BASF AG	1,901	264,265
Daimler Ag	569	57,919
Deutsche Bank AG	1,009	132,833
Deutsche Lufthansa AG	1,202	32,580
E.ON AG	694	141,293
MAN AG	873	141,704
RWE AG	849	115,785
Salzgitter Ag	447	72,200
ThyssenKrupp AG	1,837	108,734
Volkswagen AG	1,166	279,693
Total Germany		1,347,006

Hong Kong - 2.06%
Esprit Holdings Ltd.	2,000	30,157
Hang Seng Bank Ltd.	6,600	126,238
Kingboard Chemical	6,000	32,876
New World Devel Co.	10,000	38,441
Orient Overseas Intl	3,000	23,044
Total Hong Kong		250,756

Ireland - 0.10%
Independent News & Media PLC	3,868	12,198
Italy - 3.45%
Enel SpA	13,630	163,191
ENI SpA	7,160	256,282
Total Italy		419,473

Japan - 18.61%
Alfresa Holdings	400	23,224
Amada Co Ltd	9,000	83,140
Aozora Bank Ltd (a)	25,000	81,687
Asahi Breweries Ltd.	4,300	74,633
The Bank of Yokohama Ltd.	3,000	23,476
Canon, Inc.	700	36,923
Central Japan Railway Co.	8	84,622
Chubu Electric Power Co., Inc.	3,800	105,444
Fujitsu Ltd.	28,000	198,045
Honda Motor Co. Ltd.	3,900	135,449
Itochu Corp.	12,000	127,755
Makita Corp.	1,900	85,450
Mitsubishi Elec Co.	8,000	92,486
Mitsubishi Corp.	7,700	223,586
Mitsui Mining & Sm	15,000	64,472
Mitsui OSK Lines Ltd.	10,000	150,725
Mizuho Financial Group, Inc.	4	21,602
Nippon Telegraph & Telephone Corp.	28	127,051
Ntt Data Corp.	27	123,202
Sekisui House Ltd.	7,000	89,491
Shimachu Co.	1,100	32,689
Takeda Pharmaceutical Co. Ltd.	1,400	89,844
Toyo Suisan Kaisha	2,000	37,537
Toyota Motor Corp.	2,300	130,402
Uny Co Ltd	2,000	17,700
Total Japan		2,260,635

Luxembourg - 1.55%
Arcelor	2,565	188,421
Netherlands - 6.45%
Aegon NV	3,472	61,985
Asm Intl Nv	1,070	25,072
Fortis	1,124	30,016
ING Groep NV	4,597	178,322
Royal Dutch Pet Plc A Shares (a)	2,628	106,329
Royal KPN NV	12,605	231,756
Unilever Nv-cva (a)	4,243	150,295
Total Netherlands		783,775

Norway - 1.03%
Statoil ASA	3,850	124,732
Singapore - 1.04%
Singapore Exchange	13,000	126,885
Spain - 4.84%
Altadis SA	1,437	104,352
Banco Bilbao Vizcaya Argentaria SA	7,898	196,398
Banco Santander Central Hispano SA	13,397	287,014
Total Spain		587,764

Sweden - 2.65%
Electrolux Ab	2,200	37,070
Nordea Bank AB	10,800	181,463
Volvo Ab	6,100	103,916
Total Sweden		322,449

Switzerland - 4.77%
ABB Ltd	4,514	132,838
Baloise-hldgs	947	91,532
Credit Suisse Group	352	21,269
George Fischer Ag	24	15,813
Roche Holding AG	618	118,019
Swatch Group AG	108	30,308
Swiss Reinsurance	678	50,309
Zurich Financial Services AG	409	119,200
Total Switzerland		579,288

United Kingdom - 17.40%
Antofagasta	9,599	150,510
AstraZeneca Plc	2,466	116,947
Barclays Plc	16,637	192,300
BHP Billiton Plc	3,370	111,325
BP Plc	16,660	202,033
BT Group Plc	18,657	109,904
Centrica Plc	14,245	106,501
GlaxoSmithKline Plc	5,039	133,139
Imperial Tobacco Group Plc	4,313	223,018
Michael Page Intl	4,566	30,693
Next Plc	3,041	108,775
Royal & Sun Alliance Insurance Group	18,783	57,284
Royal Bank of Scotland Group Plc	11,200	105,753
SABMiller Plc	3,976	113,062
Shire Plc (a)	5,891	139,803
Vodafone Group Plc	56,736	212,315
Total United Kingdom		2,113,362

TOTAL COMMON STOCKS (Cost $11,796,912)		$11,747,903

Total Investments (Cost $11,796,912) - 96.70%		11,747,903
Other Assets in Excess of Liabilities - 3.30%		400,419
TOTAL NET ASSETS - 100.00%		$12,148,322

Percentages are stated as a percent of net assets.

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments	$11,796,912
Gross unrealized appreciation	244,398
Gross unrealized depreciation	(293,407)
Net unrealized appreciation	$ (49,009)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2007 (Unaudited)

		Principal
		Amount	Value
ASSET BACKED SECURITIES - 12.03%
Advanta Business Card Master Trust
Series 2001-A, 5.400%, 10/20/2010		$750,000	$750,476
American Express Credit Account Master Trust
Series A, 4.762%, 09/15/2010		275,000	274,964
BA Credit Card Trust
Series 2007-13A, 4.872%, 04/15/2012		645,000	644,477
Chase Credit Card Master Trust
Series A, 4.822%, 09/15/2011		650,000	649,458
Chase Issuance Trust
Series A, 4.642%, 07/15/2011		550,000	548,300
Citibank Credit Card Issuance Trust
Series 2003-A1, 5.343%, 01/15/2010		550,000	550,059
Series 2003-A9, 5.288%, 11/20/2010		400,000	399,461
Series 2007-A6, 5.238%, 07/12/2012		125,000	124,159
Continental Airlines Inc.
Series 2007-1, 5.983%, 10/19/2023		145,000	139,382
Daimler Chrysler Master Owners Trust
Series FLT, 4.677%, 12/15/2010		650,000	646,751
Delta Airlines Inc.
Series 2000-1, 7.570%, 05/18/2012		210,000	213,387
Discover Card Master Trust I
Series A-1, 4.712%, 12/15/2010		575,000	571,287
MBNA Credit Card Master Note Trust
Series 2004-10A, 4.732%, 03/15/2012		400,000	398,746
Nissan Master Owner Trust Receivables
Series 2005-A, 4.682%, 07/15/2010		400,000	399,172
Southwest Airlines Co.
Series 2007-1, 6.150%, 02/01/2024		55,000	56,746
United Airlines, Inc.
Series A, 6.636%, 01/02/2024		60,000	57,075
Volkswagen Credit Auto Master Trust
Series FLT, 4.760%, 07/20/2010		525,000	523,856
TOTAL ASSET BACKED SECURITIES (Cost $6,956,138)			$6,947,756

		Principal
		Amount	Value
CORPORATE BONDS - 7.18%
Air Freight & Logistics - 0.10%
FedEx Corp.
5.500%, 08/15/2009		55,000	56,043
Airlines - 0.18%
Northwest Airlines, Inc.
7.270%, 11/01/2019		107,000	106,599
Automobiles - 0.14%
Daimler Finance North America, LLC
4.875%, 06/15/2010		80,000	80,124
Capital Markets - 0.53%
Goldman Sachs Group, Inc.
5.450%, 11/01/2012		155,000	157,586
5.950%, 01/15/2027		25,000	22,583
6.750%, 10/01/2037		40,000	39,414
Merrill Lynch & Co., Inc.
6.110%, 01/29/2037		100,000	87,466
Total Capital Markets			307,049
Chemicals - 0.42%
Abbott Laboratories
5.600%, 11/30/2017		95,000	97,216
6.150%, 11/30/2037		140,000	145,586
Total Chemicals			242,802
Commercial Banks - 0.21%
HSBC Finance Corp.
4.130%, 11/16/2009		55,000	54,279
Wachovia Corp.
5.700%, 08/01/2013		70,000	71,011
Total Commercial Banks			125,290
Communications Equipment - 0.21%
Motorola, Inc.
6.625%, 11/15/2037		125,000	121,542
Diversified Financial Services - 1.32%
Banc Of America Corp.
5.750%, 12/01/2017		90,000	89,775
Citigroup Inc.
5.000%, 09/15/2014		290,000	278,801
International Lease Finance Corp.
5.625%, 09/15/2010		210,000	213,819
JP Morgan Chase & Co.
5.375%, 10/01/2012		115,000	115,726
JP Morgan Chase Capital XV
5.875%, 03/15/2035		80,000	65,116
Total Diversified Financial Services			763,237
Diversified Telecommunication Services - 0.17%
Qwest Corp.
8.875%, 03/15/2012		90,000	97,087
Electric Utilities - 0.16%
FirstEnergy Corp.
6.450%, 11/15/2011		90,000	93,023
Food & Staples Retailing - 0.34%
CVS Caremark Corp.
6.250%, 06/01/2027		195,000	194,021
Hotels, Restaurants & Leisure - 0.17%
Yum! Brands, Inc.
6.875%, 11/15/2037		100,000	97,992
Independent Power Producers & Energy Traders - 0.10%
Exelon Generation Co., LLC
6.200%, 10/01/2017		60,000	60,024
Insurance - 0.21%
Prudential Financial, Inc.
6.625%, 12/01/2037		85,000	85,100
The Travelers Companies, Inc.
6.250%, 06/15/2037		35,000	34,835
Total Insurance			119,935
Media - 0.55%
Comcast Corp.
6.300%, 11/15/2017		165,000	171,376
Time Warner Cable, Inc.
5.850%, 05/01/2017		145,000	143,516
Total Media			314,892
Multi-Utilities - 0.08%
DTE Energy Co.
7.500%, 06/01/2011		45,000	47,934
Office Electronics - 0.15%
Xerox Corp.
5.500%, 05/15/2012		85,000	86,638
Oil, Gas & Consumable Fuels - 0.72%
DCP Midstream LLC
6.750%, 09/15/2037 (b)		30,000	31,047
Enterprise Products Operating LP
6.300%, 09/15/2017		95,000	97,957
Marathon Oil Corp.
6.600%, 10/01/2037		105,000	109,418
ONEOK Partners LP
6.850%, 10/15/2037		75,000	79,639
XTO Energy, Inc.
6.750%, 08/01/2037		90,000	96,218
Total Oil, Gas & Consumable Fuels			414,279
Real Estate Investment Trusts - 0.39%
Simon Property Group LP
5.250%, 12/01/2016		235,000	224,065
Road & Rail - 0.39%
Erac USA Finance Co.
7.000%, 10/15/2037 (b)		150,000	150,123
Union Pacific Corp.
5.750%, 11/15/2017		75,000	75,875
Total Road & Rail			225,998
Thrifts & Mortgage Finance - 0.20%
Countrywide Financial Corp.
5.800%, 06/07/2012		150,000	112,574
Wireless Telecommunication Services - 0.44%
Cingular Wireless Services Inc.
7.875%, 03/01/2011		135,000	146,500
Sprint Nextel Corp.
6.000%, 12/01/2016		115,000	109,680
Total Wireless Telecommunication Services			256,180
TOTAL CORPORATE BONDS (Cost $4,162,686)			$4,147,328

		Principal
		Amount	Value
CREDIT-LINKED TRUST CERTIFICATES - 1.87%
CDX North America High Yield
7.625%, 06/29/2012 (b)		$1,110,000	$1,079,475
TOTAL CREDIT-LINKED TRUST CERTIFICATES (Cost $1,080,697)			$1,079,475

		Principal
		Amount	Value
FOREIGN BONDS - 1.50%
British Virgin Islands - 0.26%
GTL Trade Finance, Inc.
7.250%, 10/20/2017 (b)		$145,000	$148,647
Australia - 0.13%
WEA Finance LLC/WCI Finance LLC
5.700%, 10/01/2016 (b)		75,000	73,756
United Kingdom - 0.32%
HSBC Holdings PLC
6.500%, 09/15/2037		195,000	184,113
Germany - 0.28%
Deutsche Bank AG/London
5.375%, 10/12/2012		160,000	163,861
Luxembourg - 0.18%
Covidien International Finance SA
6.550%, 10/15/2037 (b)		100,000	104,962
Canada - 0.33%
EnCana Corp.
6.625%, 08/15/2037		90,000	94,107
Suncor Energy, Inc.
6.500%, 06/15/2038		95,000	100,602
TOTAL FOREIGN BONDS (Cost $865,716)			$870,048

		Principal
		Amount	Value
MORTGAGE BACKED SECURITIES - 26.12%
Banc of America Commerical Mortgage Inc.
Series 2005-3, 4.510%, 07/10/2043		$225,000	$223,120
Series 2007-1, 5.451%, 01/15/2049		200,000	199,439
Bear Stearns Commerical Mortgage Securities
Series A-4, 5.331%, 02/11/2044		155,000	153,563
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, 5.913%, 06/15/2039		200,000	204,157
Series 2006-C4, 4.771%, 09/15/2039		256,209	255,631
CS First Boston Mortgage Securities Corp.
Series 2004-C3, 5.113%, 07/15/2036		200,000	196,531
Series 2005-C2, 4.832%, 04/15/2037		200,000	193,282
Daimler Chrysler Auto Trust
Pool #2007-A, 5.348%, 03/08/2011		400,000	400,000
Federal Home Loan Bank Gold
Pool #A6-6691, 6.000%, 10/01/2037		1,301,190	1,321,192
Federal National Mortgage Association
Pool #000TBA, 5.000%, 12/01/2018		1,900,000	1,898,516
Pool #937775, 5.000%, 06/01/2022		1,143,702	1,143,000
Pool #000TBA, 5.000%, 01/01/2034		200,000	196,031
Pool #000TBA, 5.500%, 01/01/2034		150,000	150,258
Pool #000TBA, 5.000%, 12/15/2034		3,060,000	2,999,277
Pool #000TBA, 6.000%, 12/01/2037		1,990,000	2,022,648
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1, 6.465%, 04/15/2034		224,970	234,234
Greenwich Capital Commercial Funding Corp.
Pool #2007-G, 5.736%, 12/10/2049		45,000	45,749
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC20, 5.794%, 02/12/2051		200,000	204,115
Series 2007-LDP12, 5.882%, 02/15/2051		200,000	205,358
Merrill Lynch Mortgage Trust
Series 2002-MW1, 5.619%, 07/12/2034		315,000	321,684
Morgan Stanley Capital I
Series A-3, 4.850%, 06/13/2041		870,000	868,024
Series A-5, 4.780%, 12/13/2041		200,000	193,136
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, 4.516%, 05/15/2044		225,000	222,989
Series 2005-C19, 4.661%, 05/15/2044		870,000	853,233
Series 2007-C31, 5.590%, 04/15/2047		200,000	199,974
Series 2007-C32, 5.929%, 06/15/2049		175,000	178,356
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,854,594)			$15,083,497

		Principal
		Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 37.03%
Federal National Mortgage Association
4.750%, 11/19/2012		400,000	412,989
5.000%, 05/11/2017		1,030,000	1,065,433
Pool #000TBA, 5.500%, 12/15/2035		10,145,000	10,162,439
Government National Mortgage Association
Pool #004028M, 6.000%, 09/20/2037		1,930,000	1,974,392
Federal Home Loan Bank
0.000% Coupon, 4.480% Effective Yield, 12/07/2007		2,505,000	2,503,196
0.000% Coupon, 4.460% Effective Yield, 12/11/2007		3,100,000	3,096,297
4.500%, 10/09/2009		1,880,000	1,907,014
5.000%, 11/17/2017		75,000	77,590
5.500%, 07/15/2036		175,000	185,603
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $21,143,492)			$21,384,953

		Principal
		Amount	Value
U.S. TREASURY OBLIGATIONS - 28.71%
3.625%, 10/31/2009		$3,975,000	$4,017,548
4.500%, 11/30/2011		550,000	574,450
4.125%, 08/31/2012		1,455,000	1,498,992
4.250%, 09/30/2012		4,475,000	4,638,968
4.750%, 08/15/2017		2,940,000	3,120,766
4.250%, 11/15/2017		825,000	844,208
8.125%, 08/15/2019		40,000	54,325
6.000%, 02/15/2026		335,000	399,514
4.750%, 02/15/2037		1,355,000	1,431,425
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,159,755)			$16,580,196

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 6.98%
Fidelity Government Portfolio - I
4.410% (a)		$2,032,523	$2,032,523
General Electric Capital Corp.
0.000% Coupon, 4.815% Effective Yield, 12/12/2007		1,000,000	998,558
0.000% Coupon, 4.656% Effective Yield, 12/12/2007		1,000,000	998,600
TOTAL SHORT TERM INVESTMENTS (Cost $4,029,681)			$4,029,681

Total Investments (Cost $69,252,759) - 121.42%			70,122,934
Liabilities in Excess of Other Assets - (21.42)%			(12,368,813)
TOTAL NET ASSETS - 100.00%			$57,754,121

Percentages are stated as a percent of net assets.

(a) Variable Rate
(b) Restricted

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments	$69,252,759
Gross unrealized appreciation	957,096
Gross unrealized depreciation	(86,921)
Net unrealized appreciation	$870,175

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    January 22, 2008